Segmental analysis - Reported external net operating income by country/territory (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Net operating income	[1]	£ 4,135	£ 3,552
– United Kingdom
Disclosure of geographical areas [line items]
Net operating income		2,140	1,758
– France
Disclosure of geographical areas [line items]
Net operating income		762	554
– Germany
Disclosure of geographical areas [line items]
Net operating income		440	438
– Other countries
Disclosure of geographical areas [line items]
Net operating income		£ 793	£ 802

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as revenue.